VESSELS UNDER FINANCE LEASE, NET	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET
VESSELS UNDER FINANCE LEASE, NET

(in thousands of $)	2019	2018
Cost	755,058	754,392
Accumulated depreciation	(40,582)	(4,503)
Vessels under finance lease, net	714,476	749,889

As at December 31, 2019, seven vessels were accounted for as vessels under finance lease, made up of four 13,800 TEU container vessels and three 10,600 TEU container vessels. The Company refinanced the vessels through sale and leaseback financing arrangements in the third and fourth quarter of 2018 and derecognized the vessels from the "Vessels and equipment, net" category and reclassified them to the "Vessels under finance lease, net" category. The vessels are leased back for an original term ranging from six to 11 years, with options to purchase each vessel after six years.

In 2018, the Company took delivery of four 2014 built container vessels, each with approximately 13,800 TEU carrying capacity. The Company initially recorded additions to cost of vessels and equipment of $445.0 million, which included the issuance of 4,024,984 common shares with a value of $58.0 million as part of the consideration. An additional $18.0 million of the consideration paid was assigned to the long term time charter contracts acquired with the vessels which was recorded separately within long term assets and is being amortized to revenue over the remaining period of each contract. During 2018, the Company also took delivery of three 10,600 TEU carrying capacity which the Company initially recorded as additions to vessels and equipment at a cost of $315.0 million. As at December 31, 2018, the Company had refinanced the four 13,800 TEU container vessels and the three 10,600 TEU container vessels with an Asian based financial institution by entering into separate sale and leaseback financing arrangements. The vessels are leased back for an original term ranging from six to 11 years, with options to purchase each vessel after six years. The vessels were derecognized from the Vessels and Equipment category and reclassified to the Vessels under Finance Lease category at a total net carrying value of $748.9 million. The Company recorded additions of $5.5 million.

Total depreciation expense for vessels under finance lease amounted to $36.1 million for the year ended December 31, 2019 and is included in depreciation in the consolidated statements of operations. (2018: $4.5 million; 2017: $0.0 million).